Basis of Preparation	12 Months Ended
Dec. 31, 2024
Basis of Preparation [Abstract]
Basis of preparation
2	Basis of preparation

The financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”).

The financial statements have been prepared based on the historical cost basis except for (i) certain financial instruments; and (ii) assets and liabilities arising from business combinations measured at their fair values, when applicable. All relevant information in the financial statements is being evidenced by and corresponds to that used by Management in the administration of the Company.

The financial statements are presented in millions of Brazilian Reais (R$), which is the Company’s functional currency.

The balance sheets as of December 31, 2024 and 2023 and related statements of operations and comprehensive income, shareholders equity and cash flows for the three years ended December 31, 2024, including related notes, were approved by the Board of Directors on March 31, 2025.